Unit Activity (Tables)	12 Months Ended
Dec. 31, 2023
Unit Activity
Schedule of movement in number of common units, Class B Units, general partner units and Series A Preferred Units

				Convertible
			General Partner	Preferred
(in units)	Common Units	Class B Units	Units	Units
December 31, 2021	33,708,541	588,945	640,278	3,541,666
February 10, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
May 12, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
August 11, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
November 9, 2022: Quarterly conversion of Class B Units	84,135	(84,135)	—	—
December 31, 2022	34,045,081	252,405	640,278	3,541,666
February 9, 2023: Quarterly conversion of Class B Units	—	—	—	—
May 11, 2023: Quarterly conversion of Class B Units	—	—	—	—
August 10, 2023: Quarterly conversion of Class B Units	—	—	—	—
November 9, 2023: Quarterly conversion of Class B Units	—	—	—	—
December 31, 2023	34,045,081	252,405	640,278	3,541,666